Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rates	34.00%	34.00%
State income tax benefit, net of Federal benefit	6.80%	6.50%
Tax reform impact	(134.50%)	0.00%
Change in valuation allowance	93.00%	(37.30%)
Change in state tax rates and other	0.70%	(3.20%)
Total	0.00%	0.00%